Schedule H, Line 4i - Schedule of Assets (Details) - EBP 044	12 Months Ended
Apr. 30, 2025 USD ($) loan shares
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	044
Entity tax identification number	59-3305930
Number of notes receivable from Participants outstanding | loan	6,093
Notes receivable from Participants* outstanding – interest rates ranging from 4.25% – 9.50% with varying maturities	$ 34,597,236
Total	$ 1,580,095,159
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on notes receivable from Participants outstanding	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on notes receivable from Participants outstanding	9.50%
Darden common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	1,883,025
Current value	$ 377,810,136
Short-term investments
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	5,179,370
Current value	$ 5,179,370
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	5,750,878
Current value	$ 306,164,022
Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	196
Current value	$ 31,579
Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	66,089,326
Current value	$ 856,312,816
Investment, Identifier [Axis]: AllSpring Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	5,022,039
Current value	$ 5,022,039
Investment, Identifier [Axis]: BlackRock Advantage Small Cap Core Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	2,407,272
Current value	$ 39,647,763
Investment, Identifier [Axis]: Invesco Stable Value Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	54,430,578
Current value	$ 51,026,191
Investment, Identifier [Axis]: John Hancock Bond Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	191,693
Current value	$ 2,585,938
Investment, Identifier [Axis]: Principal Fixed Income Guaranteed Option
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	157,331
Current value	$ 157,331
Investment, Identifier [Axis]: Principal Real Estate US Property
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	196
Current value	$ 31,579
Investment, Identifier [Axis]: TS&W International Large Cap Equity M Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	2,845,148
Current value	$ 31,500,340
Investment, Identifier [Axis]: Vanguard Extended Market Index I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	338,581
Current value	$ 43,937,645
Investment, Identifier [Axis]: Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	410,121
Current value	$ 185,747,979
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	168,301
Current value	$ 11,701,991
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	206,372
Current value	$ 15,925,747
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	647,595
Current value	$ 52,811,379
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	773,099
Current value	$ 65,829,406
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	1,186,500
Current value	$ 107,105,333
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	1,021,691
Current value	$ 98,582,991
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	1,360,249
Current value	$ 136,364,946
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	1,144,442
Current value	$ 117,042,033
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	708,248
Current value	$ 88,311,424
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	776,958
Current value	$ 50,921,844
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	574,220
Current value	$ 23,146,805
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	245,925
Current value	$ 6,042,386
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	2,316,900
Current value	$ 22,381,255
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	86,311
Current value	$ 11,863,442